[STRATTEC SECURITY CORPORATION LETTERHEAD]

STRATTEC SECURITY CORPORATION

3333 W. Good Hope Road

Milwaukee, WI  53209

September 8, 2016

SENT VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N. W.

Washington, DC  20549

Ladies and Gentlemen:Re:  STRATTEC SECURITY         CORPORATION Form 10-K

Transmitted herewith is a copy of the Form 10-K for STRATTEC SECURITY CORPORATION for the fiscal year ended July 3, 2016.

The financial statements for the year ended July 3, 2016 include the early adoption of ASU 2015-17, Balance Sheet Classification of Deferred Taxes.

If you have any questions or comments regarding this filing, please call the undersigned at 414-247-3447 or fax comments to 414-247-3329.

Yours very truly,

/s/ Diane L. Matoska

Diane L. Matoska

Director of Financial Reporting